Offerings - Offering: 1	Feb. 05, 2026 USD ($)
Offering:
Other Rule	false
Security Type	Equity
Amount Registered	5,000,000
Proposed Maximum Offering Price per Unit	1.86495
Maximum Aggregate Offering Price	$ 9,324,750
Offering Note
(1)	Consists of up to a maximum of 5,000,000 shares of common stock, par value $0.001 per share (the “Common Stock”), issuable upon the conversion of the Company’s convertible note.
(2)

Pursuant to Rule 416 under the Securities Act of 1933, as amended, the securities being registered hereunder include such indeterminate number of additional shares of Common Stock as may from time to time be issued after the date hereof as a result of stock splits, stock dividends, recapitalizations or other similar transactions.

(3)

Estimated in accordance with Rule 457(c) and 457(f)(1) promulgated under the Securities Act, and solely for the purposes of calculating the registration fee, calculated as the product of (i) 5,000,000 (the maximum amount of Common Stock being registered on this Form S-3 issuable upon conversion of the convertible note), multiplied by (ii) $1.86495 per share, which is the average of the high and low prices of the Common Stock as reported on the NYSE American on February 3, 2026.